Income Taxes - Provision for Income Taxes (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal			$ 1.9	$ 4.8	$ 0.1
State and local			0.2	0.1	0.1
Foreign			5.9	6.4	4.4
Current Income Tax Expense (Benefit), Total			8.0	11.3	4.6
Deferred:
Federal			(1.8)	(5.1)	(15.4)
State and local			0.3	(1.0)	(0.6)
Foreign			(9.0)	0.1	1.2
Deferred Income Tax Expense (Benefit), Total	$ (0.6)	$ 0.4	(10.5)	(6.0)	(14.8)
Income Tax Expense (Benefit), Total	$ (3.1)	$ 2.6	$ (2.5)	$ 5.3	$ (10.2)